Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of weighted average grant date fair value of options granted
	Twelve Months Ended December 31,
	2021		2020
Expected Volatility	65%		65%
Expected Dividend	—		—
Expected Term in Years	6.08		6.08
Expected Forfeitures	—%		—%
Risk Free Interest Rate	0.59	% – 0.67%	0.34	% – 1.47%

Schedule of represents activity within the 2021 Plan
	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Options outstanding at December 31, 2020	35,453,516	$0.38	8.1 Years	$266,548
Options granted	6,524,723	2.57
Options exercised	(2,062,803)	0.34		$(13,268)
Options forfeited	(539,915)	0.93
Options expired	(1,916,974)	0.20
Options outstanding at December 31, 2021	37,458,547	$0.80	7.6 Years	$121,108
Exercisable at December 31, 2021	17,764,012	0.36	6.8 Years	$65,265
Unvested at December 31, 2021	19,694,535	$1.19